RMB Investors Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

May 4, 2021

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:    RMB Investors Trust (the “Trust”)
    File Nos.: 002-17226 and 811-00994

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB Japan Fund, RMB Small Cap Fund and RMB SMID Cap Fund (the “Funds”), dated May 1, 2021, and filed electronically as Post-Effective Amendment No. 124 to the Funds’ Registration Statement on Form N-1A on April 30, 2021.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott Resnick
Scott Resnick
For U.S. Bank Global Fund Services